Related Party Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Disclosure of related party [text block]

Related Party Transactions

Parties are considered to be related if one party has the ability to directly or indirectly control the other party or exercise significant influence over the other party in making financial or operational decisions. The Group’s related parties include:

  key management personnel, close family members of key management personnel and entities which are controlled, significantly influenced by, or for which significant voting power is held by key management personnel or their close family members, subsidiaries, joint ventures and associates and their respective subsidiaries, and post-employment benefit plans for the benefit of Deutsche Bank employees.

Transactions with Key Management Personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of Deutsche Bank Group, directly or indirectly. The Group considers the members of the Management Board as currently mandated and the Supervisory Board of the parent company to constitute key management personnel for purposes of IAS 24. Among the Group’s transactions with key management personnel as of June 30, 2019, were loans and commitments of € 41 million and deposits of € 19 million. As of December 31, 2018, there were loans and commitments of € 45 million and deposits of € 34 million among the Group’s transactions with key management personnel. In addition, the Group provides banking services, such as payment and account services as well as investment advice, to key management personnel and their close family members.

Transactions with Subsidiaries, Associates and Joint Ventures

Transactions between Deutsche Bank AG and its subsidiaries meet the definition of related party transactions. If these transactions are eliminated on consolidation, they are not disclosed as related party transactions. Transactions between the Group and its associated companies and joint ventures and their respective subsidiaries also qualify as related party transactions.

Transactions for subsidiaries, joint ventures and associates are presented combined in below table as these are not material individually.

Loans issued and guarantees granted

in € m.	Jun 30, 2019	Dec 31, 2018
Loans outstanding, beginning of period	228	256
Movement in loans during the period[1]	2	(21)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	(7)
Loans outstanding, end of period[2]	230	228

Other credit risk related transactions:
Allowance for loan losses	0	0
Provision for loan losses	0	0
Guarantees and commitments	3	3

[1] Net impact of loans issued and loans repayment during the year is shown as "Movement in loans during the period".

[2]There were no past due loans as of June 30, 2019 and December 31, 2018. For the above loans, the Group held collateral of € 5 million and € 14 million as of June 30, 2019 and December 31, 2018, respectively.

Deposits received

in € m.	Jun 30, 2019	Dec 31, 2018
Deposits, beginning of period	68	67
Movement in deposits during the period[1]	(22)	2
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	(0)
Deposits, end of period	47	68

[1]Net impact of deposits received and deposits repaid during the year is shown as "Movement in deposits during the period".

Other Transactions

Trading assets and positive market values from derivative financial transactions with associated companies amounted to € 2 million as of June 30, 2019, and € 2 million as of December 31, 2018. Trading liabilities and negative market values from derivative financial transactions with associated companies were € 0 million as of June 30, 2019, and € 0 million as of December 31, 2018.

Transactions with Pension Plans

The Group has business relationships with a number of its pension plans pursuant to which it provides financial services to these plans, including investment management. Pension funds may hold or trade Deutsche Bank AG shares or securities. As of June 30, 2019, transactions with these plans were not material for the Group.